S000001112 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Government Portfolio
Prospectus [Line Items]
Average Annual Return, Percent	4.28%	3.20%	2.13%